Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of financial position of lease assets and liabilities

Amounts in US$ ‘000	2024	2023
Right of use assets
Production, facilities and machinery	20,935	24,201
Buildings and improvements	3,516	4,250
	24,451	28,451
Lease liabilities
Current	8,605	8,911
Non-current	17,318	23,387
	25,923	32,298

Schedule of lease expenses consolidated statement of income

Amounts in US$ ‘000	2024	2023	2022
Depreciation charge of Right of use assets
Production, facilities and machinery	(5,156)	(7,858)	(6,057)
Buildings and improvements	(1,272)	(792)	(988)
	(6,428)	(8,650)	(7,045)
Unwinding of long-term liabilities (included in Financial results)	(2,928)	(3,168)	(2,838)
Expenses related to short-term leases (included in Production and operating cost and Administrative expenses)	(730)	(838)	(2,614)
Expenses related to low-value leases (included in Administrative expenses)	(907)	(775)	(708)

Schedule of right-of-use assets recognized

Amounts in US$‘000	2024	2023
Right-of-use assets as of January 1	28,451	37,011
Additions / changes in estimates	2,603	137
Foreign currency translation	(175)	444
Assets held for sale (Note 35.3)	—	(491)
Depreciation	(6,428)	(8,650)
Right-of-use assets as of December 31	24,451	28,451

Schedule of lease liabilities recognized

Amounts in US$‘000	2024	2023
Lease liabilities as of January 1	32,298	32,051
Additions / changes in estimates	2,603	137
Exchange difference	(3,283)	7,061
Foreign currency translation	(346)	174
Liabilities associated with assets held for sale (Note 35.3)	—	(26)
Divestment of Chilean business	(502)	—
Unwinding of discount	2,928	3,168
Lease payments	(7,775)	(10,267)
Lease liabilities as of December 31	25,923	32,298